Stone Harbor Investment Funds

31 West 52nd Street, 16th Floor

New York, NY 10019

BY EDGAR

October 2, 2015

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-0213

RE:

Stone Harbor Investment Funds (the “Registrant”)

File Nos.

811-22037

333-141345

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective September 30, 2015, do not differ from those filed in the Post-Effective Amendment No. 23 on September 28, 2015, which was filed electronically.

Please address any comments or questions to the attention of the undersigned at (212) 548-1021.

Sincerely,

/s/ Adam J. Shapiro

Adam J. Shapiro

Secretary